UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock shares authorized	1,000,000	1,000,000
Preferred stock shares issued	46,302	49,504
Preferred stock shares outstanding	46,302	49,504
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	250,000,000	250,000,000
Common stock shares issued	119,497,222	117,131,407
Common stock shares outstanding	119,497,222	117,131,407